As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.1%
4,146,860	SoFi Professional Loan Program, Series 2013-1R	0.00%	^ ∞	12/17/2043	3,817,185
Total Asset Backed Obligations (Cost $3,770,021)					3,817,185

Collateralized Loan Obligations - 1.3%
1,000,000	Ares Ltd., Series 2014-1A-SUB	0.00%	^	04/17/2026	943,951
1,000,000	BlueMountain Ltd., Series 2012-2A-C	2.98%	# ^	11/20/2024	994,144
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	# ^	04/17/2025	936,487
250,000	Finn Square Ltd, Series 2012-1A-C	3.83%	# ^	12/24/2023	243,047
1,500,000	LCM LP, Series 11A-INC	17.70%	# ^ @	04/19/2022	1,263,116
Total Collateralized Loan Obligations (Cost $4,553,449)					4,380,745

Non-Agency Commercial Mortgage Backed Obligations - 2.9%
42,553,401	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.16%	# I/O	06/15/2045	3,996,339
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	# ^	04/15/2047	2,724,984
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	# ^	04/15/2047	1,100,510
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	# ^ ∞	04/15/2047	2,276,173
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $9,320,420)					10,098,006

Non-Agency Residential Collateralized Mortgage Obligations - 55.1%
4,079,850	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.03%	#	03/25/2036	3,138,755
2,552,448	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,384,992
3,221,036	Banc of America Funding Corporation, Series 2006-A-4A1	2.75%	#	02/20/2036	2,729,029
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.41%	# ^	06/26/2036	4,413,112
2,782,696	BCAP LLC Trust, Series 2010-RR6-6A2	5.75%	# ^	07/26/2037	2,588,981
4,127,831	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	3,679,990
3,810,751	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,278,530
4,150,095	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,157,317
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,830,517
1,548,071	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.24%	# ^ I/F	10/25/2035	2,017,599
4,330,500	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,655,462
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.77%	# ^	09/25/2035	5,741,228
5,622,490	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	4,904,329
4,336,433	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	3,718,257
2,933,599	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.25%	#	02/25/2036	2,432,065
619,530	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.08%	# I/F	02/25/2036	786,168
7,289,882	Countrywide Home Loans, Series 2006-HYB1-3A1	2.47%	#	03/20/2036	6,068,083
5,582,611	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,354,435
1,647,043	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,653,849
1,803,332	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,753,797
2,401,676	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	5.71%	#	11/25/2037	2,162,190
4,806,945	GSAA Home Equity Trust, Series 2007-8-A2	0.50%	#	08/25/2037	4,125,291
2,662,741	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	2.72%	#	11/25/2035	2,411,876
4,035,444	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	4.46%	#	11/25/2035	3,393,037
3,533,608	IndyMac Mortgage Loan Trust, Series 2007-FLX1-A2	0.33%	#	02/25/2037	3,400,615
2,447,157	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	2,355,358
5,443,890	JP Morgan Resecuritization Trust, Series 2011-1-1A10	7.09%	# ^	12/26/2036	4,606,825
7,094,407	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.32%	# ^	06/26/2037	6,051,240
4,359,003	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	4,344,422
3,470,103	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,526,929
2,741,228	Lehman XS Trust, Series 2005-2-1A2	0.50%	#	08/25/2035	2,595,910
2,480,144	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	2,311,495
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,616,870
3,119,205	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	2,799,457
3,269,895	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	3,072,508
4,856,158	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	4,437,164
3,486,939	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,878,294
4,213,911	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	3,385,587
7,056,097	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	5,717,647
1,820,014	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,530,199
7,542,868	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	6,240,834
3,180,987	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.48%	#	04/25/2037	2,021,539
3,367,682	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,689,882
724,644	Residential Accredit Loans, Inc., Series 2007-QS6-A2	54.32%	# I/F	04/25/2037	1,676,567
1,601,744	Residential Asset Securities Corporation, Series 2006-EMX2-A2	0.35%	#	02/25/2036	1,578,031
4,075,706	Residential Asset Securities Corporation, Series 2006-EMX6-A3	0.30%	#	07/25/2036	3,577,875
2,268,000	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.95%	# I/F I/O	07/25/2036	663,689
2,242,521	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,369,328
6,508,749	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	5,730,843
3,510,729	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,692,105
2,008,027	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,723,693
4,411,991	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	4,145,348
2,391,707	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,176,754
2,902,870	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	2,591,337
3,430,498	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.47%	#	02/25/2036	3,081,589
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	5,711,863
6,114,540	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.96%	#	10/25/2036	4,343,225
7,156,754	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	6,877,026
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $172,632,774)					190,900,937

US Government / Agency Mortgage Backed Obligations - 57.8%
1,921,251	Federal Home Loan Mortgage Corporation, Series 3211-SI	27.03%	# I/F I/O	09/15/2036	1,348,998
3,912,470	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.55%	# I/F I/O	11/15/2036	681,335
2,754,230	Federal Home Loan Mortgage Corporation, Series 3256-S	6.54%	# I/F I/O	12/15/2036	405,836
2,298,037	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.95%	# I/F I/O	03/15/2037	324,092
12,077,712	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.61%	# I/F I/O ‡	05/15/2037	1,793,346
11,356,488	Federal Home Loan Mortgage Corporation, Series 3311-IA	6.26%	# I/F I/O	05/15/2037	1,973,084
4,014,607	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.25%	# I/F I/O	11/15/2036	553,791
873,410	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.62%	# I/F	05/15/2037	1,074,240
3,741,605	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.40%	# I/F I/O	06/15/2037	537,787
1,520,586	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.40%	# I/F I/O	07/15/2037	227,530
7,562,262	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.99%	# I/F I/O ‡	07/15/2037	1,090,040
4,811,200	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.30%	# I/F I/O	10/15/2037	656,840
2,908,412	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.15%	# I/F I/O	11/15/2037	415,645
13,496,471	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.85%	# I/F I/O ‡	01/15/2038	1,904,789
2,422,632	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.50%	# I/F I/O	03/15/2038	309,802
12,568,561	Federal Home Loan Mortgage Corporation, Series 3435-S	5.83%	# I/F I/O	04/15/2038	1,695,079
2,837,570	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.50%	# I/F I/O	02/15/2039	423,529
3,892,203	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.85%	# I/F I/O	05/15/2040	637,567
10,081,629	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.30%	# I/F I/O	09/15/2040	1,022,053
27,980,213	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.90%	# I/F I/O	10/15/2040	4,746,910
10,153,977	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.85%	# I/F I/O ‡	11/15/2040	1,970,839
12,735,155	Federal Home Loan Mortgage Corporation, Series 3780-SM	6.35%	# I/F I/O	12/15/2040	2,348,320
5,383,046	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.70%	# I/F I/O	02/15/2041	686,296
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	22.00%	# I/F	08/15/2041	1,724,238
4,231,765	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.85%	# I/F I/O	09/15/2041	589,683
6,966,468	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	6,472,971
1,680,465	Federal Home Loan Mortgage Corporation, Series 4011-S	7.26%	# I/F	03/15/2042	1,647,278
7,534,371	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.85%	# I/F I/O	06/15/2042	1,521,300
4,128,504	Federal Home Loan Mortgage Corporation, Series 4155-GS	5.28%	# I/F ‡	01/15/2033	3,703,764
16,439,667	Federal Home Loan Mortgage Corporation, Series 4217-CS	5.10%	# I/F ‡	06/15/2043	13,684,954
7,092,746	Federal Home Loan Mortgage Corporation, Series 4225-BS	11.46%	# I/F ‡	12/15/2040	7,519,137
12,822,319	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.75%	# I/F I/O	01/15/2054	1,928,828
22,319,422	Federal Home Loan Mortgage Corporation, Series 4302-GS	6.00%	# I/F I/O ‡	02/15/2044	3,253,152
2,361,328	Federal National Mortgage Association, Series 2005-104-SI	6.55%	# I/F I/O	12/25/2033	161,321
851,447	Federal National Mortgage Association, Series 2005-72-WS	6.60%	# I/F I/O	08/25/2035	118,604
8,038,102	Federal National Mortgage Association, Series 2005-90-SP	6.60%	# I/F I/O	09/25/2035	1,144,355
4,011,594	Federal National Mortgage Association, Series 2006-117-SQ	6.40%	# I/F I/O	12/25/2036	552,376
2,380,688	Federal National Mortgage Association, Series 2006-119-HS	6.50%	# I/F I/O	12/25/2036	345,806
16,026,374	Federal National Mortgage Association, Series 2006-123-CI	6.59%	# I/F I/O	01/25/2037	3,067,166
5,769,025	Federal National Mortgage Association, Series 2006-60-YI	6.42%	# I/F I/O	07/25/2036	1,258,179
7,475,582	Federal National Mortgage Association, Series 2007-15-BI	6.55%	# I/F I/O	03/25/2037	1,384,881
3,795,965	Federal National Mortgage Association, Series 2007-20-S	6.59%	# I/F I/O	03/25/2037	466,076
2,149,468	Federal National Mortgage Association, Series 2007-21-SD	6.33%	# I/F I/O	03/25/2037	319,130
2,863,044	Federal National Mortgage Association, Series 2007-30-IE	6.59%	# I/F I/O	04/25/2037	581,363
9,801,696	Federal National Mortgage Association, Series 2007-32-SA	5.95%	# I/F I/O	04/25/2037	1,338,663
4,754,022	Federal National Mortgage Association, Series 2007-40-SA	5.95%	# I/F I/O	05/25/2037	660,660
2,029,183	Federal National Mortgage Association, Series 2007-48-SE	5.95%	# I/F I/O	05/25/2037	334,377
3,076,357	Federal National Mortgage Association, Series 2007-64-LI	6.41%	# I/F I/O	07/25/2037	482,883
2,340,467	Federal National Mortgage Association, Series 2007-68-SA	6.50%	# I/F I/O	07/25/2037	330,535
12,573,563	Federal National Mortgage Association, Series 2008-33-SA	5.85%	# I/F I/O ‡	04/25/2038	1,722,222
8,659,449	Federal National Mortgage Association, Series 2008-42-SC	5.75%	# I/F I/O	05/25/2038	1,123,589
2,267,470	Federal National Mortgage Association, Series 2008-5-GS	6.10%	# I/F I/O	02/25/2038	306,568
8,120,855	Federal National Mortgage Association, Series 2008-62-SD	5.90%	# I/F I/O	07/25/2038	1,103,911
5,246,087	Federal National Mortgage Association, Series 2008-68-SB	5.95%	# I/F I/O	08/25/2038	736,510
2,692,053	Federal National Mortgage Association, Series 2009-111-SE	6.10%	# I/F I/O	01/25/2040	309,109
3,187,918	Federal National Mortgage Association, Series 2009-12-CI	6.45%	# I/F I/O	03/25/2036	640,681
3,751,953	Federal National Mortgage Association, Series 2009-26-SM	6.20%	# I/F I/O	08/25/2038	331,404
2,740,275	Federal National Mortgage Association, Series 2009-47-SA	5.95%	# I/F I/O	07/25/2039	407,592
1,842,744	Federal National Mortgage Association, Series 2009-48-WS	5.80%	# I/F I/O	07/25/2039	261,966
1,231,632	Federal National Mortgage Association, Series 2009-67-SA	5.00%	# I/F I/O	07/25/2037	142,584
3,407,082	Federal National Mortgage Association, Series 2009-87-SA	5.85%	# I/F I/O	11/25/2049	459,948
4,543,413	Federal National Mortgage Association, Series 2009-91-SD	6.00%	# I/F I/O	11/25/2039	674,744
332,945	Federal National Mortgage Association, Series 2010-109-BS	53.34%	# I/F	10/25/2040	1,158,340
1,777,830	Federal National Mortgage Association, Series 2010-115-SD	6.45%	# I/F I/O	11/25/2039	260,424
3,740,460	Federal National Mortgage Association, Series 2010-11-SC	4.65%	# I/F I/O	02/25/2040	393,175
8,268,606	Federal National Mortgage Association, Series 2010-134-SE	6.50%	# I/F I/O	12/25/2025	1,165,543
17,653,366	Federal National Mortgage Association, Series 2010-142-SC	6.45%	# I/F I/O ‡	12/25/2040	3,304,550
8,702,979	Federal National Mortgage Association, Series 2010-150-MS	6.38%	# I/F I/O	01/25/2041	1,235,236
4,406,507	Federal National Mortgage Association, Series 2010-15-SL	4.80%	# I/F I/O	03/25/2040	452,155
1,955,205	Federal National Mortgage Association, Series 2010-19-SA	5.25%	# I/F I/O	03/25/2050	242,608
4,133,770	Federal National Mortgage Association, Series 2010-31-SB	4.85%	# I/F I/O	04/25/2040	456,161
5,715,246	Federal National Mortgage Association, Series 2010-39-SL	5.52%	# I/F I/O	05/25/2040	738,342
4,419,312	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	226,863
3,223,620	Federal National Mortgage Association, Series 2010-8-US	4.65%	# I/F I/O	02/25/2040	291,579
3,844,825	Federal National Mortgage Association, Series 2010-9-GS	4.60%	# I/F I/O	02/25/2040	393,440
6,124,934	Federal National Mortgage Association, Series 2011-114-S	5.85%	# I/F I/O	09/25/2039	822,068
3,277,091	Federal National Mortgage Association, Series 2011-146-US	6.79%	# I/F	01/25/2042	2,971,521
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.62%	# I/F	09/25/2040	152,707
2,941,493	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	2,931,890
3,973,571	Federal National Mortgage Association, Series 2011-58-SA	6.40%	# I/F I/O	07/25/2041	576,052
4,746,449	Federal National Mortgage Association, Series 2011-5-PS	6.25%	# I/F I/O	11/25/2040	642,665
398,526	Federal National Mortgage Association, Series 2012-16-BS	42.49%	# I/F	03/25/2042	434,493
4,390,629	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	4,432,125
4,705,718	Federal National Mortgage Association, Series 2012-29-SG	5.85%	# I/F I/O	04/25/2042	649,922
1,012,760	Federal National Mortgage Association, Series 2012-55-SC	6.72%	# I/F	05/25/2042	917,592
2,351,148	Federal National Mortgage Association, Series 2012-82-SC	7.26%	# I/F	08/25/2042	2,194,321
2,663,274	Federal National Mortgage Association, Series 2013-115-NS	11.59%	# I/F	11/25/2043	2,845,962
8,245,369	Federal National Mortgage Association, Series 2013-17-MS	5.22%	# I/F	03/25/2043	7,024,287
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	5.22%	# I/F	03/25/2043	3,548,327
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.77%	# I/F	05/25/2043	2,241,818
5,662,272	Federal National Mortgage Association, Series 2013-51-SH	5.77%	# I/F ‡	05/25/2033	5,149,273
14,122,058	Federal National Mortgage Association, Series 2013-55-KS	5.77%	# I/F ‡	06/25/2043	11,518,583
3,464,914	Federal National Mortgage Association, Series 2013-61-ZN	3.00%		06/25/2033	3,101,133
13,490,608	Federal National Mortgage Association, Series 2013-83-US	4.85%	# I/F ‡	08/25/2043	11,796,717
1,369,713	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/01/2036	267,084
2,872,426	Government National Mortgage Association, Series 2009-104-SD	6.20%	# I/F I/O	11/16/2039	414,839
1,836,936	Government National Mortgage Association, Series 2010-98-IA	5.91%	# I/O	03/20/2039	204,093
7,082,231	Government National Mortgage Association, Series 2011-56-BS	5.95%	# I/F I/O	11/16/2036	666,654
9,205,088	Government National Mortgage Association, Series 2011-56-KS	5.95%	# I/F I/O	08/16/2036	947,760
3,901,480	Government National Mortgage Association, Series 2011-69-SB	5.20%	# I/F I/O	05/20/2041	521,017
10,000,000	Government National Mortgage Association, Series 2011-70-WS	9.39%	# I/F ‡	12/20/2040	10,244,262
6,126,601	Government National Mortgage Association, Series 2011-71-SG	5.25%	# I/F I/O	05/20/2041	811,212
6,940,920	Government National Mortgage Association, Series 2011-72-AS	5.23%	# I/F I/O	05/20/2041	973,143
8,062,423	Government National Mortgage Association, Series 2011-89-SA	5.30%	# I/F I/O	06/20/2041	1,067,828
3,349,022	Government National Mortgage Association, Series 2012-34-LI	6.00%	# I/F I/O	12/16/2039	837,350
8,202,265	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	6,965,019
13,563,031	Government National Mortgage Association, Series 2013-188-MS	5.40%	# I/F I/O ‡	12/16/2043	1,828,231
21,982,904	Government National Mortgage Association, Series 2014-39-SK	6.05%	# I/F I/O	03/20/2044	3,695,907
23,902,404	Government National Mortgage Association, Series 2014-59-DS	6.10%	# I/F I/O	04/16/2044	3,950,828
13,403,804	Government National Mortgage Association, Series 2014-63-SD	5.40%	# I/F I/O	04/20/2044	2,633,054
Total US Government / Agency Mortgage Backed Obligations (Cost $204,002,626)					199,938,409

Short Term Investments - 0.6%
2,030,100	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		2,030,100
Total Short Term Investments (Cost $2,030,100)					2,030,100

Total Investments - 118.8% (Cost $396,309,390)					411,165,382
Liabilities in Excess of Other Assets - (18.8)%					(64,979,099)
NET ASSETS - 100.0%					$346,186,283

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $50,790,371 or 14.7% of net assets.

∞	Illiquid security
#	Variable rate security. Rate disclosed as of June 30, 2014.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2014
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of June 30, 2014.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$396,402,821
Gross Tax Unrealized Appreciation	28,163,894
Gross Tax Unrealized Depreciation	(13,401,333)
Net Tax Unrealized Appreciation (Depreciation)	$14,762,561

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.80%	06/29/2014	07/30/2014	$21,758,000	$21,758,484
Goldman Sachs	0.85%	05/14/2014	07/28/2014	20,730,000	20,753,005
JP Morgan Securities LLC	0.80%	06/25/2014	07/25/2014	8,146,000	8,146,907
Bank of America Merrill Lynch	0.70%	06/25/2014	07/25/2014	8,078,000	8,078,785
Goldman Sachs	0.85%	04/28/2014	07/28/2014	6,656,000	6,665,901
Bank of America Merrill Lynch	0.75%	06/25/2014	07/25/2014	1,391,000	1,391,145
				$66,759,000	$66,794,227

The weighted average daily balance of reverse repurchase agreements during the reporting period ended June 30, 2014 was $76,127,821, at a weighted average interest rate of 0.77%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2014 was $88,932,086.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US Bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2014, the Fund did not hold any investments in private investment funds.

Short-term debt investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2014.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2014, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 20141:

Category
Investments in Securities
Level 1
Money Market Funds	$2,030,100
Total Level 1	2,030,100
Level 2
US Government / Agency Mortgage Backed Obligations	199,938,409
Non-Agency Residential Collateralized Mortgage Obligations	166,433,070
Non-Agency Commercial Mortgage Backed Obligations	6,721,323
Collateralized Loan Obligations	4,380,745
Total Level 2	377,473,547
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	24,467,867
Asset Backed Obligations	3,817,185
Non-Agency Commercial Mortgage Backed Obligations	3,376,683
Total Level 3	31,661,735
Total	$411,165,382
Other Financial Instruments
Level 1	$-
Level 2
Reverse Repurchase Agreements	66,794,227
Total Level 2	66,794,227
Level 3	-
Total	$66,794,227
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended June 30, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Opportunistic Credit Fund	Balance as of 9/30/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$26,404,851	$181,273	$(399,816)	$705,477	$-	$(748,819)	$5,741,228	$(7,416,327)	$24,467,867	$38,851
Asset Backed Obligations	-	-	47,164	35,471	3,734,550	-	-	-	3,817,185	-
Non-Agency Commercial Mortgage Backed Obligations	-	-	(97,245)	41,017	3,432,911	-	-	-	3,376,683	-
Total	$26,404,851	$181,273	$(449,897)	$781,965	$7,167,461	$(748,819)	$5,741,228	$(7,416,327)	$31,661,735	$38,851

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
3
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

DoubleLine Opportunistic Credit Fund	Fair Value as of 6/30/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$24,467,867	Market Comparables	Market Quotes	$68.24 - $98.00	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$3,817,185	Market Comparables	Market Quotes	$ 92.05	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$3,376,683	Market Comparables	Market Quotes	$36.70 - $76.69	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 08/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 08/21/14

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  08/21/14